FINANCIAL STATEMENT DETAILS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FINANCIAL STATEMENT DETAILS
FINANCIAL STATEMENT DETAILS

NOTE 5 — FINANCIAL STATEMENT DETAILS

Inventories

Our net inventory balances were:

(in millions)	September 30, 2021	December 31, 2020
Raw materials	$66.4	$60.8
Work in process	2.6	3.7
Finished goods	258.5	217.9
	$327.5	$282.4

Factoring of trade receivables

On November 15, 2018, we entered into a Master Agreement with Factofrance, S.A. (“Factofrance”) to sell certain trade receivables, without recourse, of eight Diversey subsidiaries located in the United Kingdom, Spain, France, Netherlands, Poland, Germany, Italy and Portugal under individually executed Receivable Purchase Agreements (“RPAs”). Factofrance charges a 0.10% factoring fee and a 0.05% debtor credit default commission on the face value of receivables sold and paid. In addition, Factofrance charges a financing fee, as defined in the Master Agreement, based on Factofrance advances made on remaining uncollected receivables. Factofrance also charges a quarterly commitment fee of 0.10% of the maximum total funding amount which is €150.0 million ($175.4 million) at September 30, 2021.

We accounted for transfers of receivables pursuant to the RPAs as a sale and removed them from our Condensed Consolidated Balance Sheets. We maintained a “beneficial interest,” or a right to collect cash in the sold receivables for which we do not immediately collect cash. Cash receipts from the beneficial interests on sold receivables (which are cash receipts on the underlying trade receivables that have already been sold under these agreements) are classified as investing activities and presented as collection of deferred factored receivables on our Condensed Consolidated Statements of Cash Flows.

We are required to maintain a restricted cash collateral account pursuant to the Master Agreement in order to secure the full and punctual payment, performance and discharge of all payments due to Factofrance. The amount of cash collateral required was €4.0 million ($4.7 million) as of September 30, 2021. We are also required to service the receivables sold without fee.

The Company sold $483.1 million and $471.5 million of receivables to Factofrance and received cash from Factofrance of $475.4 million and $433.2 million during the nine months ended September 30, 2021 and September 30, 2020, respectively. The difference of $7.7 million and $38.3 million is the activity for the nine months ended September 30, 2021 and September 30, 2020, respectively, net of fees and reserves. We collected from our customers and remitted to Factofrance $486.6 million and $426.8 million during the nine months ended September 30, 2021 and September 30, 2020, respectively.

The funded status, which is defined as the balance of outstanding receivables purchased, less holdbacks and reserves, was $45.8 million and $40.8 million as of September 30, 2021 and December 31, 2020, respectively.

Securitization of trade receivables

In April 2020, we entered into an arrangement with PNC Bank (“PNC”) to sell certain North American customer receivables without recourse on a revolving basis. As customers pay their balances, we transfer additional receivables into the program. The transferred receivables are fully guaranteed by a bankruptcy-remote wholly-owned subsidiary of the Company, which holds additional receivables in the amount of $45.9 million as of September 30, 2021 that are pledged as collateral under this agreement. This arrangement provided for maximum funding of up to $75.0 million for receivables sold. Fees associated with the arrangement were $1.2 million for the nine months ended September 30, 2021. We are also required to service the receivables sold without fee.

We transferred and derecognized $415.1 million of receivables and collected $420.3 million in connection with our arrangement with PNC during the nine months ended September 30, 2021.

Credit losses

The Company’s allowance for credit losses on trade and lease receivables is assessed at the end of each quarter based on an analysis of historical losses and assessment of future expected losses. The Company continues to monitor the impact that COVID-19 may have on outstanding receivables.

The following represents the activity in our allowance for credit losses for trade and lease receivables:

	Nine Months Ended September 30,
(in millions)	2021	2020
Balance, beginning of period	$35.2	$21.5
Adoption of ASC 326	—	7.1
Provision for (recovery of) bad debts	(1.9)	15.0
Provision for lease receivables associated with exit activities	16.5	—
Write-offs	(2.7)	(3.2)
Balance, end of period	$47.1	$40.4

Prepaid expenses and other current assets

The components of prepaid expenses and other current assets were as follows:

(in millions)	September 30, 2021	December 31, 2020
Prepaid expenses	$32.0	$35.2
Income tax receivables	27.8	22.2
Restricted cash and compensating balance deposits	2.3	3.2
Other current assets	1.5	1.4
	$63.6	$62.0

Other non-current assets

The components of other non-current assets were as follows:

(in millions)	September 30, 2021	December 31, 2020
Dosing and dispensing equipment	$145.2	$153.0
Tax indemnification asset	23.3	24.8
Lease receivables, net	19.6	30.2
Deferred financing fees — revolver	2.7	0.9
Restricted cash	5.0	5.7
Finance lease right-of-use assets, net	3.8	4.9
Operating lease right-of-use assets, net	53.6	62.8
Deferred taxes	58.2	60.6
Derivatives	6.6	—
Other non-current assets	20.9	26.2
	$338.9	$369.1

Depreciation expense for our dosing and dispensing equipment was $17.3 million and $18.2 million for the three months ended September 30, 2021 and September 30, 2020, respectively. Depreciation expense for our dosing and dispensing equipment was $52.1 million and $55.0 million for the nine months ended September 30, 2021 and September 30, 2020, respectively.

Other Current and Non-current Liabilities

The components of other current liabilities were as follows:

(in millions)	September 30, 2021	December 31, 2020
Accrued salaries, wages and related costs	$98.5	$131.9
Accrued customer volume rebates	132.4	146.0
Contingent consideration	7.0	3.3
Value added, general and sales tax payable	34.1	36.0
Accrued interest payable	0.5	24.6
Income taxes payable	8.5	6.0
Derivatives	9.6	8.8
Operating lease liabilities	20.0	22.9
Accrued share-based compensation	6.3	69.6
Other accrued liabilities	75.2	63.3
	$392.1	$512.4

The components of other non-current liabilities were as follows:

(in millions)	September 30, 2021	December 31, 2020
Defined benefit pension plan liability	$178.2	$203.1
Other post-employment benefit plan liability	2.2	2.2
Uncertain tax positions	43.1	43.7
Contingent consideration	0.2	4.9
Asset retirement obligations	6.5	6.6
Derivatives	17.3	12.0
Operating lease liabilities	32.0	38.8
Tax receivable agreement	258.0	—
Other non-current liabilities	26.1	17.0
	$563.6	$328.3

Other (Income) Expense, net

The following table provides details of our Other (Income) Expense, net:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in millions)	2021	2020	2021	2020
Interest income	$(0.8)	$(1.2)	$(2.9)	$(4.6)
Unrealized foreign exchange (gain) loss	(2.4)	(8.8)	5.2	(17.6)
Realized foreign exchange (gain) loss	5.5	(0.9)	6.1	(1.7)
Non-cash pension and other post-employment benefit plan	(4.3)	(3.5)	(12.0)	(9.7)
Release of tax indemnification asset	0.1	0.1	1.4	1.4
Factoring and securitization fees	1.4	1.3	3.6	3.2
Tax receivable agreement adjustments	—	—	4.1	—
Other, net	1.2	1.3	(0.7)	(0.2)
	$0.7	$(11.7)	$4.8	$(29.2)

NOTE 6 — FINANCIAL STATEMENT DETAILS

Inventories

As of December 31, 2020 and December 31, 2019, our net inventory balances, were:

	December 31,	December 31,
(in millions)	2020	2019
Raw materials	$60.8	$36.3
Work in process	3.7	3.5
Finished goods	217.9	169.2
	$282.4	$209.0

Factoring of trade receivables

On November 15, 2018, Diversey entered into a Master Agreement with Factofrance, S.A. (“Factofrance”) to sell certain trade receivables, without recourse, of eight Diversey companies located in the United Kingdom, Spain, France, Netherlands, Poland, Germany, Italy and Portugal under individually executed Receivable Purchase Agreements (“RPAs”). Factofrance charges a 0.10% factoring fee and a 0.05% Debtor Credit Default commission on the face value of receivables sold and paid. In addition, Factofrance charges a financing fee, as defined, based on Factofrance advances made on remaining uncollected receivables. Factofrance also charges a quarterly commitment fee of 0.10% of the Maximum Total Funding Amount which is €150 million ($182.8 million U.S. dollars at December 31, 2020).

We accounted for transfers of receivables pursuant to the RPAs as a sale and removed them from our consolidated balance sheets. We maintained a “beneficial interest,” or a right to collect cash, in the sold receivables in which we do not immediately collect cash.

Cash receipts from the beneficial interests on sold receivables (which are cash receipts on the underlying trade receivables that have already been sold in these agreements) are classified as investing activities and presented as cash receipts on sold receivables on our consolidated statements of cash flows.

The Diversey companies are required to maintain a restricted cash collateral account pursuant to the Master Agreement in order to secure the full and punctual payment, performance and discharge of all payments due to Factofrance. The amount of cash collateral required was €4.4 million ($5.4 million) as of December 31, 2020. The Diversey companies are also required to service the receivables sold without fee.

For the years ended December 31, 2020 and 2019, the Company sold $668.2 million and $553.4 million of receivables to Factofrance and received advances from Factofrance of $584.0 million and $459.9 million. The difference of $84.2 million and $93.5 million is recognized as a receivable due from Factofrance, net of fees and reserves, in Trade receivables in the Consolidated Balance Sheet. For the years ended December 31, 2020 and 2019, we collected from our customers and remitted to Factofrance $594.1 million and $463.6 million, respectively.

The Funded Status, which is defined as the balance of outstanding receivables purchased, less holdbacks and reserves, as of December 31, 2020 and December 31, 2019 was $40.8 million and $35.9 million, respectively.

Securitization of trade receivables

In April 2020, Diversey entered into an arrangement with PNC Bank (“PNC”) to sell certain North American customer receivables without recourse on a revolving basis. As customers pay their balances, the Company transfers additional receivables into the program. The transferred receivables are fully guaranteed by a bankruptcy-remote wholly-owned subsidiary of the Company, which holds additional receivables in the amount of $45.9 million as of September 30, 2021 that are pledged as collateral under this agreement. This arrangement provided for maximum funding of up to $50.0 million for receivables sold. In December 2020, this arrangement was amended to provide for a maximum funding of up to $75.0 million. Fees associated with the arrangement were $1.7 million for the year ended December 31, 2020.

As of December 31, 2020, the gross cash proceeds received for receivables transferred and derecognized was $451.0 million of which $400.0 million was collected. The difference of $51.0 million represents the proceeds from new transfers of receivables as of December 31, 2020.

Prepaid expenses and other current assets

As of December 31, 2020 and December 31, 2019, the components of prepaid expenses and other current assets were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Prepaid expenses	$35.2	$37.8
Income tax receivables	22.2	17.7
Restricted cash and compensating balance deposits	3.2	8.8
Other current assets	1.4	7.1
	$62.0	$71.4

Other non-current assets

As of December 31, 2020 and December 31, 2019, the components of other non-current assets were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Dosing and dispensing equipment	$153.0	$181.2
Tax indemnification asset	24.8	27.6
Lease receivables	30.2	40.5
Deferred financing fees – revolver	0.9	2.1
Restricted cash	5.7	5.2
Finance lease right-of-use assets, net	4.9	5.6
Operating lease right-of-use assets, net	62.8	89.1
Deferred taxes	60.6	54.4
Other non-current assets	26.2	32.5
	$369.1	$438.2

Depreciation expense for our dosing and dispensing equipment for the year ended December 31, 2020, December 31, 2019 and December 31, 2018 was $76.1 million, $71.3 million and $59.4 million, respectively.

Other Current and Non-current Liabilities

As of December 31, 2020 and December 31, 2019, the components of other current liabilities were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Accrued salaries, wages and related costs	$131.9	$109.6
Accrued customer volume rebates	146.0	148.9
Contingent consideration	3.3	3.5
Value added, general and sales tax payable	36.0	41.5
Accrued interest payable	24.6	30.1
Income taxes payable	6.0	19.4
Interest rate swaps	8.8	—
Operating lease liabilities	22.9	31.9
Accrued share-based compensation	69.6	1.7
Other accrued liabilities	63.3	62.2
	$512.4	$448.8

As of December 31, 2020 and December 31, 2019, the components of other non-current liabilities were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Defined benefit pension plan liability	$203.1	$165.9
Other post-employment benefit plan liability	2.2	1.8
Uncertain tax positions	43.7	58.0
Contingent consideration	4.9	9.0
Asset retirement obligations	6.6	5.6
Interest rate swaps	12.0	—
Operating lease liabilities	38.8	59.0
Other non-current liabilities	17.0	21.7
	$328.3	$321.0

Other (Income) Expense, net

The following table provides details of our Other (Income) Expense, net:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Interest income	$(5.9)	$(7.5)	(5.8)
Unrealized foreign exchange (gain) loss	(25.1)	10.8	1.8
Realized foreign exchange (gain) loss	(0.9)	0.6	(16.7)
Non-cash pension and other post-employment benefit plan (Note 14 & Note 15)	(12.9)	(8.8)	(10.5)
Adjustment to tax indemnification asset(a)	2.8	7.1	31.0
Factoring and securitization fees	4.3	3.4	0.6
Other, net	(3.0)	0.4	0.4
	$(40.7)	$6.0	$0.8
(a)	The tax indemnification adjustment reflects a release of the Company’s tax indemnification asset. The release was due to the lapse of statute of limitations for unrecognized tax benefits. See Note 16 for further discussion.